N-2	Jun. 23, 2025 shares
Cover [Abstract]
Entity Central Index Key	0001258623
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Eaton Vance Senior Floating-Rate Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

Fund	No. of Common Shares Outstanding on May 27, 2025	No. of APS Outstanding on May 27, 2025
Senior Floating-Rate Trust	29,523,618	3,032
Tax-Advantaged Dividend Income Fund	74,542,782	–
Tax-Advantaged Global Dividend Income Fund	76,321,908	–
Tax-Managed Diversified Equity Income Fund	157,502,243	–
Tax-Managed Global Diversified Equity Income Fund	305,936,026	–

Common Shares Senior Floating-Rate Trust [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Senior Floating-Rate Trust
Outstanding Security, Authorized [Shares]	29,523,618
Common Shares Tax-Advantaged Dividend Income Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Tax-Advantaged Dividend Income Fund
Outstanding Security, Authorized [Shares]	74,542,782
Common Shares Tax-Advantaged Global Dividend Income Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Tax-Advantaged Global Dividend Income Fund
Outstanding Security, Authorized [Shares]	76,321,908
Common Shares Tax-Managed Diversified Equity Income Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Tax-Managed Diversified Equity Income Fund
Outstanding Security, Authorized [Shares]	157,502,243
Common Shares Tax-Managed Global Diversified Equity Income Fund [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Tax-Managed Global Diversified Equity Income Fund
Outstanding Security, Authorized [Shares]	305,936,026